SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount				$ 1,297,579	$ 805,895
Retainage Deposit				100,000
Research and Development Expense		$ 862,420	$ 1,338,604	$ 4,756,468	$ 2,654,501
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		8,230,319		8,510,319	8,245,190	7,780,190
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)		7,168,319		7,347,486	7,028,639
Registration Payment Arrangement, Accrual Carrying Value		$ 0
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 3,044,162			$ 20,757	$ 103,096
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				3
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				5